Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Operating
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2017	$34,530
2018	30,463
2019	28,510
2020	26,861
2021	24,696
Later years	126,308
$271,368